Income Taxes (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accruals not currently deductible
Employee benefit costs	$ 175	$ 148
Product and other claims	146	152
Miscellaneous accruals	114	137
Pension costs	1,120	1,312
Stock-based compensation	305	290
Net operating/capital loss carryforwards	109	175
Foreign tax credits	25	360
Inventory	46	52
Other		30
Gross deferred tax assets	2,040	2,656
Valuation allowance	(31)	(22)
Total deferred tax assets	2,009	2,634
Deferred tax liabilities:
Product and other insurance receivables	(28)	(31)
Accelerated depreciation	(736)	(804)
Intangible amortization	(1,017)	(719)
Currency translation	(199)	(91)
Other	(70)
Total deferred tax liabilities	(2,050)	(1,645)
Net deferred tax assets		$ 989
Net deferred tax liabilities	$ (41)